Subsequent events (Details) - Subsequent Event [Member]	May 04, 2022 $ / shares shares
Subsequent events (Details) [Line Items]
Warrants to purchase ordinary shares exercise price (in Dollars per share) | $ / shares	$ 50,000
Ordinary shares	16,666,667
Par value (in Dollars per share) | $ / shares	$ 0.003
Warrants to purchase ordinary shares	341,142,844
Ordinary shares outstanding	11,371,444